Ordinary Share	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Ordinary Share

Note 11 - Ordinary Share

Common stock

From the inception date September 8, 2016 through January 10, 2017, 300,000,000 of JMax International Limited’s common stock were issued to three stockholders at a price of $0.01 per share for gross proceeds of $3,000,000.

On March 17, 2017, 100,000,000 shares of JMax International Limited were issued to a new stockholder at a price of $0.01 per share for gross proceeds of $1,000,000.

Private Placement

On October 21, 2017, JMax International Limited completed the closing of a private placement pursuant to which JMax International Limited totally sold 223,600,000 units, each such unit consisting of 1 share of common stock, at $0.01 per share for gross proceeds of $2,236,000.

On September 6, 2019, the board of JMax International Limited approved that JMax International Limited is offering to sell up to 100,000,000 of ordinary shares at a price of $0.01 per Share (“Private Placement”), The Private Placement is being made directly by JMax International Limited without the use of broker, dealer, underwriter or other intermediary, only to investors approved by JMax International Limited. The offering period expired on March 31, 2020.

On December 28, 2019, JMax International Limited completed the closing of the Private Placement pursuant to which JMax International Limited totally sold 7,261,000 units, each such unit consisting of 1 share of common stock, at $0.01 per share for gross proceeds of $72,610.